Gator Capital Long/Short Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS — LONG — 98.44% Shares Fair Value
Banks — 35.35%
Axos Financial, Inc.
(a)
5,900 $ 246,384
Bridgewater Bancshares, Inc.
(a)
24,000 419,520
Citizens Financial Group, Inc. 10,000 379,700
ConnectOne Bancorp, Inc. 9,400 248,536
Dime Community Bancshares, Inc. 7,063 240,707
Financial Institutions, Inc. 4,520 119,825
First BanCorp. 62,800 947,652
First Business Financial Services, Inc. 7,500 250,875
First Citizens BancShares, Inc., Class A 471 356,396
First Internet Bancorp 10,000 354,500
Meridian Bancorp, Inc. 6,874 196,390
OFG Bancorp 24,700 678,509
PacWest BanCorp 16,600 465,298
Popular, Inc. 7,000 543,690
Republic First Bancorp, Inc.
(a)
52,716 190,832
UMB Financial Corp. 2,500 226,250
Webster Financial Corp. 8,500 394,825
Western Alliance Bancorp 6,000 458,280
6,718,169
Casinos & Gaming — 1.52%
Las Vegas Sands Corp.
(a)
6,000 226,140
Melco Resorts & Entertainment Ltd. - ADR
(a)
12,000 61,800
287,940
Coal Mining — 1.71%
SunCoke Energy, Inc. 44,000 325,600
Communications Equipment — 0.74%
Juniper Networks, Inc. 5,000 140,150
Computer Hardware & Storage — 1.96%
Dell Technologies, Inc., Class C 4,000 180,240
Hewlett Packard Enterprise Co. 13,500 192,240
372,480
Consumer Finance — 12.80%
Ally Financial, Inc. 14,500 479,515
Navient Corp. 42,063 692,779
OneMain Holdings, Inc. 12,500 465,000
SLM Corp. 24,000 374,400
Synchrony Financial 12,600 421,848
2,433,542
Data & Transaction Processors — 2.12%
Visa, Inc., Class A 1,900 403,009
Diversified Banks — 2.97%
Barclays PLC, Sponsored - ADR 72,500 564,775
Film & Tv — 2.09%
Warner Bros. Discovery, Inc.
(a)
26,500 397,500

Gator Capital Long/Short Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — LONG — 98.44% - continued Shares Fair Value
Hotel REITs — 1.35%
Park Hotels & Resorts, Inc. 16,500 $ 257,235
Infrastructure Software — 1.08%
VMware, Inc., Class A 1,762 204,744
Insurance Brokers & Services — 0.43%
Kingstone Cos., Inc. 22,629 80,786
Internet Media & Services — 1.67%
Meta Platforms, Inc., Class A
(a)
2,000 318,200
Investment Companies — 2.97%
BBX Capital, Inc.
(a)
69,638 564,068
Life Insurance — 7.61%
Genworth Financial, Inc., Class A
(a)
184,500 784,124
Jackson Financial, Inc., Class A 24,100 662,991
1,447,115
Local TV & Radio Broadcast — 0.23%
Audacy, Inc.
(a)
68,000 43,316
Mortgage Finance — 4.75%
MGIC Investment Corp. 28,900 408,646
PennyMac Financial Services, Inc. 9,000 493,110
901,756
P&C Insurance — 4.05%
Ambac Financial Group, Inc.
(a)
18,700 220,099
NMI Holdings, Inc., Class A
(a)
29,000 549,260
769,359
Private Equity — 3.28%
Victory Capital Holdings, Inc., Class A 22,500 622,575
Real Estate Services — 2.35%
Anywhere Real Estate, Inc.
(a)
45,000 446,850
Steel Producers — 2.12%
United States Steel Corp. 17,000 402,050
Wealth Management — 5.29%
Ameriprise Financial, Inc. 2,500 674,800
Virtus Investment Partners, Inc. 1,600 330,112
1,004,912
Total Common Stocks — Long— (Cost $16,119,094) 18,706,131
PREFERRED STOCKS — LONG — 0.52% Shares Fair Value
Specialty Finance — 0.52%
Federal National Mortgage Association
(a)
9,625 45,526
Federal National Mortgage Association, Series R, 7.63%
(a)
20,250 52,549
Total Preferred Stocks — Long— (Cost $176,270) 98,075
WARRANTS — LONG — 0.19% Shares Fair Value
Ampco-Pittsburgh Corp., Expires 08/01/25, Strike Price $6 91,000 $ 36,400

Gator Capital Long/Short Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
WARRANTS — LONG — 0.19%- continued Shares Fair Value
Total Warrants — Long— (Cost $27,297) 36,400
MONEY MARKET FUNDS - 5.12%
First American Treasury Obligations Fund - Class X, 2.04%
(b)
971,763 $ 971,763
Total Money Market Funds (Cost $971,763) 971,763
Total Investments — 131.82% (Cost $22,528,785) 25,046,731
Liabilities in Excess of Other Assets — (31.84)% (6,049,314)
NET ASSETS — 100.00% $ 18,997,417
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.
ADR - American Depositary Receipt.

Gator Capital Long/Short Fund
Schedule of Securities Sold Short
July 31, 2022 - (Unaudited)
COMMON STOCKS — SHORT — (30.48)% Shares Fair Value
Application Software — (0.11)%
Root, Inc., Class A
(a)
(19,000) $ (19,950)
Auto Parts — (0.01)%
Romeo Power, Inc.
(a)
(4,700) (2,585)
Automobiles — (0.38)%
Tesla, Inc.
(a)
(80) (71,316)
Banks — (25.30)%
BankUnited, Inc. (7,000) (271,950)
Capitol Federal Financial, Inc. (27,000) (258,930)
City Holding Co. (2,301) (199,704)
Commerce Bancshares, Inc. (4,305) (299,154)
Community Bank System, Inc. (2,700) (181,791)
First Financial Bankshares, Inc. (6,250) (276,125)
First Interstate BancSystem, Inc., Class A (10,481) (427,415)
Flushing Financial Corp. (459) (9,910)
Lakeland Financial Corp. (3,000) (233,400)
Northwest Bancshares, Inc. (9,142) (131,462)
Park National Corp. (1,700) (220,252)
Renasant Corp. (11,800) (394,120)
Seacoast Banking Corp. of Florida (8,500) (304,130)
Simmons First National Corp., Class A (13,700) (325,375)
Stock Yards Bancorp, Inc. (3,200) (221,280)
Trustmark Corp. (10,000) (324,700)
United Bankshares, Inc. (15,100) (584,974)
Westamerica Bancorp (2,400) (144,024)
(4,808,696)
Catalog & Tv Based Retailers — (0.33)%
Warby Parker, Inc., Class A
(a)
(5,000) (61,950)
Commercial Vehicles — (0.33)%
Nikola Corp.
(a)
(10,000) (62,200)
Infrastructure Software — (0.10)%
Upstart Holdings, Inc.
(a)
(800) (19,464)
Internet Media & Services — (0.18)%
Opendoor Technologies, Inc.
(a)
(7,000) (34,370)
Non-Alcoholic Beverages — (0.24)%
Oatly Group AB - ADR
(a)
(12,500) (46,500)
Office REITs — (1.58)%
Boston Properties, Inc. (3,300) (300,828)
P&C Insurance — (0.70)%
Lemonade, Inc.
(a)
(1,442) (27,183)
Palomar Holdings, Inc.
(a)
(1,700) (106,029)
(133,212)
Packaged Food — (0.27)%
Beyond Meat, Inc.
(a)
(1,600) (51,184)

Gator Capital Long/Short Fund
Schedule of Securities Sold Short (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — SHORT — (30.48)% - continued Shares Fair Value
Real Estate Services — (0.95)%
Compass, Inc., Class A
(a)
(47,400) $ (181,068)
Total Common Stocks - Short (Proceeds Received $6,799,056) (5,793,323)
EXCHANGE-TRADED FUNDS — SHORT — (1.41)% Shares Fair Value
Exchange-Traded Funds — (1.41)%
Direxion Daily Financial Bear 3X Shares
(a)
(11,700) (268,632)
Total Exchange-Traded Funds (Proceeds Received $(499,663)) (268,632)
TOTAL SECURITIES SOLD SHORT - (31.89)% (Proceeds Received
$7,298,719) (6,061,955)
(a) Non-income producing security.
ADR - American Depositary Receipt.